DEBT SECURITIES IN ISSUE (Details) £ in Millions	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Debt Securities In Issue [Line Items]
Notional amount	£ 269,212			£ 223,242
Debt securities	35,673			33,910
Credit linked notes	226			185
0
Debt Securities In Issue [Line Items]
Debt securities	9,622			11,656
Euro €35bn Global Covered Bond Programme
Debt Securities In Issue [Line Items]
Notional amount | €			€ 35,000,000,000			€ 35,000,000,000
Debt securities	17,211			15,000
US$20bn Commercial Paper Programmes
Debt Securities In Issue [Line Items]
Notional amount | $		$ 20,000,000,000			$ 20,000,000,000
Debt securities	3,274			2,761
Certificates of deposit
Debt Securities In Issue [Line Items]
Debt securities	1,196			1,530
Credit linked notes
Debt Securities In Issue [Line Items]
Credit linked notes	441			194
Securitisation programmes
Debt Securities In Issue [Line Items]
Debt securities	3,929			2,769
– US $30bn Euro Medium Term Note Programme | 0
Debt Securities In Issue [Line Items]
Notional amount | $		$ 30,000,000,000			$ 30,000,000,000
Debt securities	696			744
– Euro €30bn Euro Medium Term Note Programme | 0
Debt Securities In Issue [Line Items]
Notional amount | €			€ 30,000,000,000			€ 30,000,000,000
Debt securities	2,997			3,784
- US SEC-registered Debt Programme - Santander UK plc | 0
Debt Securities In Issue [Line Items]
Debt securities	£ 5,929			£ 7,128